Note 9 - Intangible assets, net: Schedule of Intangible assets consisted (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Less: Accumulated amortization	$ (97,484)	$ (89,914)
Total intangible assets, net	59,148	55,842
Use Rights
Total intangible assets, gross	27,126	27,888
Computer Software, Intangible Asset
Total intangible assets, gross	116,331	104,224
Technology-Based Intangible Assets
Total intangible assets, gross	$ 13,175	$ 13,644